Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.(1)	26,495	$ 4,290,335
		$ 4,290,335
Automobile Components — 0.6%
Aptiv PLC(1)(2)	32,087	$ 3,163,457
		$ 3,163,457
Banks — 2.1%
JPMorgan Chase & Co.(1)	81,669	$ 11,843,638
		$ 11,843,638
Beverages — 3.3%
Coca-Cola Co. (The)(1)	139,058	$ 7,784,467
PepsiCo, Inc.(1)	63,216	10,711,319
		$ 18,495,786
Biotechnology — 2.2%
AbbVie, Inc.(1)	79,929	$ 11,914,217
		$ 11,914,217
Broadline Retail — 4.2%
Amazon.com, Inc.(1)(2)	183,684	$ 23,349,910
		$ 23,349,910
Capital Markets — 4.3%
Intercontinental Exchange, Inc.(1)	63,746	$ 7,013,335
S&P Global, Inc.(1)	23,505	8,588,962
Stifel Financial Corp.(1)	89,557	5,502,382
Tradeweb Markets, Inc., Class A(1)	35,616	2,856,403
		$ 23,961,082
Chemicals — 1.3%
Linde PLC(1)	19,956	$ 7,430,617
		$ 7,430,617
Commercial Services & Supplies — 1.1%
Waste Management, Inc.(1)	38,426	$ 5,857,659
		$ 5,857,659
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.(1)	75,548	$ 12,082,392
		$ 12,082,392
Containers & Packaging — 1.0%
AptarGroup, Inc.(1)	42,563	$ 5,322,078
		$ 5,322,078
Electric Utilities — 1.0%
NextEra Energy, Inc.(1)	93,754	$ 5,371,167
		$ 5,371,167
Electrical Equipment — 1.5%
AMETEK, Inc.(1)	57,664	$ 8,520,433
		$ 8,520,433
Energy Equipment & Services — 0.3%
Halliburton Co.(1)	39,056	$ 1,581,768
		$ 1,581,768
Entertainment — 1.5%
Netflix, Inc.(1)(2)	22,436	$ 8,471,834
		$ 8,471,834
Financial Services — 3.8%
Mastercard, Inc., Class A(1)	41,613	$ 16,475,003
Shift4 Payments, Inc., Class A(1)(2)	85,931	4,757,999
		$ 21,233,002
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)(2)	191,845	$ 8,822,952
		$ 8,822,952
Health Care Equipment & Supplies — 1.2%
Stryker Corp.(1)	25,148	$ 6,872,194
		$ 6,872,194
Hotels, Restaurants & Leisure — 0.5%
Domino's Pizza, Inc.(1)	7,251	$ 2,746,606
		$ 2,746,606
Household Products — 1.8%
Procter & Gamble Co. (The)(1)	68,113	$ 9,934,962
		$ 9,934,962

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.6%
Allstate Corp. (The)(1)	69,072	$ 7,695,311
W.R. Berkley Corp.	105,616	6,705,560
		$ 14,400,871
Interactive Media & Services — 7.6%
Alphabet, Inc., Class C(1)(2)	159,560	$ 21,037,986
Meta Platforms, Inc., Class A(1)(2)	69,805	20,956,159
		$ 41,994,145
IT Services — 3.0%
Accenture PLC, Class A(1)	35,759	$ 10,981,947
Gartner, Inc.(1)(2)	16,145	5,547,583
		$ 16,529,530
Life Sciences Tools & Services — 2.3%
Danaher Corp.(1)	27,925	$ 6,928,193
Thermo Fisher Scientific, Inc.(1)	11,797	5,971,287
		$ 12,899,480
Machinery — 2.4%
Caterpillar, Inc.(1)	33,286	$ 9,087,078
Parker-Hannifin Corp.(1)	10,661	4,152,673
		$ 13,239,751
Multi-Utilities — 0.8%
Sempra(1)	68,114	$ 4,633,795
		$ 4,633,795
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.(1)	59,519	$ 10,036,094
ConocoPhillips(1)	55,471	6,645,426
EOG Resources, Inc.(1)	43,413	5,503,032
		$ 22,184,552
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.(1)	105,168	$ 6,103,951
Eli Lilly & Co.(1)	32,230	17,311,700
Novo Nordisk A/S ADR(1)	67,830	6,168,460
Sanofi	42,796	4,595,231
Zoetis, Inc.(1)	31,880	5,546,482
		$ 39,725,824
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.(1)	52,421	$ 5,728,043
Security	Shares	Value
Professional Services (continued)
TransUnion(1)	121,518	$ 8,723,777
		$ 14,451,820
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.(1)	42,981	$ 7,525,543
Lam Research Corp.(1)	6,111	3,830,192
NVIDIA Corp.(1)	35,057	15,249,444
		$ 26,605,179
Software — 11.8%
ANSYS, Inc.(1)(2)	18,545	$ 5,518,065
Fortinet, Inc.(1)(2)	75,899	4,453,753
Intuit, Inc.(1)	7,761	3,965,405
Microsoft Corp.(1)	149,979	47,355,869
Palo Alto Networks, Inc.(1)(2)	17,297	4,055,109
		$ 65,348,201
Specialty Retail — 1.8%
O'Reilly Automotive, Inc.(1)(2)	6,246	$ 5,676,740
TJX Cos., Inc. (The)(1)	49,674	4,415,025
		$ 10,091,765
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.(1)	260,035	$ 44,520,592
		$ 44,520,592
Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)(2)	14,338	$ 5,528,876
NIKE, Inc., Class B(1)	55,545	5,311,213
		$ 10,840,089
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)(2)	29,804	$ 4,174,050
		$ 4,174,050
Total Common Stocks (identified cost $364,618,981)		$542,905,733

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	5,244,892	$ 5,244,892
Total Short-Term Investments (identified cost $5,244,892)		$ 5,244,892
Total Purchased Put Options — 1.2% (identified cost $2,583,132)		$ 6,465,425
Total Investments — 100.1% (identified cost $372,447,005)		$554,616,050
Total Written Call Options — (0.1)% (premiums received $2,875,800)		$ (602,565)
Other Assets, Less Liabilities — 0.0%(4)		$ 15,303
Net Assets — 100.0%		$554,028,788
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(4)	Amount is less than 0.05%.
Purchased Put Options (Exchange-Traded) — 1.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	102	$43,738,110	$4,370	10/2/23	$ 827,730
S&P 500 Index	102	43,738,110	4,300	10/4/23	354,450
S&P 500 Index	102	43,738,110	4,330	10/6/23	576,810
S&P 500 Index	102	43,738,110	4,340	10/9/23	701,760
S&P 500 Index	102	43,738,110	4,330	10/11/23	670,140
S&P 500 Index	102	43,738,110	4,350	10/13/23	827,730
S&P 500 Index	102	43,738,110	4,320	10/16/23	685,440
S&P 500 Index	102	43,738,110	4,320	10/18/23	723,180
S&P 500 Index	102	43,738,110	4,195	10/20/23	317,730
S&P 500 Index	102	43,738,110	4,150	10/23/23	243,270
S&P 500 Index	103	44,166,915	4,110	10/25/23	226,085
S&P 500 Index	102	43,738,110	4,170	10/27/23	311,100
Total					$6,465,425

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	102	$43,738,110	$4,595	10/2/23	$ (255)
S&P 500 Index	102	43,738,110	4,550	10/4/23	(510)
S&P 500 Index	102	43,738,110	4,565	10/6/23	(510)
S&P 500 Index	102	43,738,110	4,575	10/9/23	(765)
S&P 500 Index	102	43,738,110	4,550	10/11/23	(1,275)
S&P 500 Index	102	43,738,110	4,565	10/13/23	(2,040)
S&P 500 Index	102	43,738,110	4,540	10/16/23	(5,355)
S&P 500 Index	102	43,738,110	4,540	10/18/23	(8,925)
S&P 500 Index	102	43,738,110	4,460	10/20/23	(77,010)
S&P 500 Index	102	43,738,110	4,430	10/23/23	(137,190)
S&P 500 Index	103	44,166,915	4,400	10/25/23	(262,650)
S&P 500 Index	102	43,738,110	4,430	10/27/23	(106,080)
Total					$(602,565)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,244,892, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,728,958	$88,256,626	$(84,740,692)	$ —	$ —	$5,244,892	$87,296	5,244,892
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 54,640,029	$ —	$ —	$ 54,640,029
Consumer Discretionary	50,191,827	—	—	50,191,827
Consumer Staples	40,513,140	—	—	40,513,140
Energy	23,766,320	—	—	23,766,320
Financials	71,438,593	—	—	71,438,593
Health Care	66,816,484	4,595,231	—	71,411,715
Industrials	55,182,950	—	—	55,182,950
Information Technology	153,003,502	—	—	153,003,502
Materials	12,752,695	—	—	12,752,695
Utilities	10,004,962	—	—	10,004,962
Total Common Stocks	$538,310,502	$4,595,231*	$ —	$542,905,733
Short-Term Investments	$ 5,244,892	$ —	$ —	$ 5,244,892
Purchased Put Options	6,465,425	—	—	6,465,425
Total Investments	$550,020,819	$4,595,231	$ —	$554,616,050
Liability Description
Written Call Options	$ (602,565)	$ —	$ —	$ (602,565)
Total	$ (602,565)	$ —	$ —	$ (602,565)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.